Reconciliation of the Financials to Schedule H of Form 5500 - Reconciliation of Net Income (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions per the financial statements	$ 1,313,991,618	$ 1,066,820,020
Deemed distributions of participant loans	710,835
Deemed distributions of participant loans – offset during plan year	(140,284)
Total expenses paid per Schedule H of Form 5500	$ 1,314,562,169